Sale Of Common Shares And Issuance Of Common Stock Warrants (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series A Common Share Warrants [Member]
Sale Of Common Shares And Issuance Of Common Stock Warrants [Line Items]
Common share warrants outstanding		35,992
Common share warrants exercise price		76.41
Common share warrants expiration date	June 10, 2011
Series B Common Share Warrants [Member]
Sale Of Common Shares And Issuance Of Common Stock Warrants [Line Items]
Common share warrants outstanding		35,992
Common share warrants exercise price		76.41
Common share warrants expiration date	December 20, 2011